Employee Benefits - Schedule of Changes in Fair Value of Plan Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,411,000,000	$ 1,392,000,000	$ 1,431,000,000
Percentage of Plan Assets	100.00%	100.00%
Pension Plan Asset | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 289,000,000	$ 272,000,000
Pension Plan Asset | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	495,000,000	516,000,000
Pension Plan Asset | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31,000,000	32,000,000
Pension Plan Asset | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	596,000,000	572,000,000
Pension Plan Asset | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 23,000,000	$ 40,000,000
Percentage of Plan Assets	2.00%	3.00%
Pension Plan Asset | Cash | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 23,000,000	$ 40,000,000
Pension Plan Asset | Cash | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Cash | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Cash | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | U.S. large cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 158,000,000	$ 155,000,000
Percentage of Plan Assets	11.00%	11.00%
Pension Plan Asset | U.S. large cap | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 40,000,000	$ 29,000,000
Pension Plan Asset | U.S. large cap | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | U.S. large cap | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | U.S. large cap | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	118,000,000	126,000,000
Pension Plan Asset | U.S. small cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 32,000,000	$ 34,000,000
Percentage of Plan Assets	2.00%	2.00%
Pension Plan Asset | U.S. small cap | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 32,000,000	$ 34,000,000
Pension Plan Asset | U.S. small cap | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | U.S. small cap | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | U.S. small cap | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 299,000,000	$ 258,000,000
Percentage of Plan Assets	21.00%	19.00%
Pension Plan Asset | International | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Pension Plan Asset | International | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | International | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | International | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	299,000,000	258,000,000
Pension Plan Asset | Real estate fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 122,000,000	$ 120,000,000
Percentage of Plan Assets	9.00%	9.00%
Pension Plan Asset | Real estate fund | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Pension Plan Asset | Real estate fund | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Real estate fund | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Real estate fund | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	122,000,000	120,000,000
Pension Plan Asset | REITs
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 7,000,000	$ 6,000,000
Percentage of Plan Assets	0.00%	0.00%
Pension Plan Asset | REITs | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Pension Plan Asset | REITs | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | REITs | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | REITs | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,000,000	6,000,000
Pension Plan Asset | U.S. Treasury securities and government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 257,000,000	$ 232,000,000
Percentage of Plan Assets	19.00%	17.00%
Pension Plan Asset | U.S. Treasury securities and government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 194,000,000	$ 169,000,000
Pension Plan Asset | U.S. Treasury securities and government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,000,000	1,000,000
Pension Plan Asset | U.S. Treasury securities and government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | U.S. Treasury securities and government bonds | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50,000,000	62,000,000
Pension Plan Asset | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 459,000,000	$ 489,000,000
Percentage of Plan Assets	33.00%	35.00%
Pension Plan Asset | Corporate bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Pension Plan Asset | Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	459,000,000	489,000,000
Pension Plan Asset | Corporate bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Corporate bonds | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 5,000,000	$ 6,000,000
Percentage of Plan Assets	0.00%	0.00%
Pension Plan Asset | Mortgage-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Pension Plan Asset | Mortgage-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,000,000	6,000,000
Pension Plan Asset | Mortgage-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Mortgage-backed securities | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 18,000,000	$ 20,000,000
Percentage of Plan Assets	1.00%	2.00%
Pension Plan Asset | Municipal bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Pension Plan Asset | Municipal bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,000,000	20,000,000
Pension Plan Asset | Municipal bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Municipal bonds | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Guarantee annuity contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 31,000,000	$ 32,000,000
Percentage of Plan Assets	2.00%	2.00%
Pension Plan Asset | Guarantee annuity contracts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Pension Plan Asset | Guarantee annuity contracts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plan Asset | Guarantee annuity contracts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31,000,000	32,000,000
Pension Plan Asset | Guarantee annuity contracts | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 256,000,000	$ 253,000,000	$ 258,000,000
Percentage of Plan Assets	100.00%	100.00%
Postretirement Benefit Plan Assets | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 100,000,000	$ 97,000,000
Percentage of Plan Assets	100.00%	100.00%
Postretirement Benefit Plan Assets | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 25,000,000	$ 28,000,000
Percentage of Plan Assets	100.00%	100.00%
Postretirement Benefit Plan Assets | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 131,000,000	$ 128,000,000
Percentage of Plan Assets	100.00%	100.00%
Postretirement Benefit Plan Assets | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 98,000,000	$ 95,000,000
Postretirement Benefit Plan Assets | Level 1 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,000,000	11,000,000
Postretirement Benefit Plan Assets | Level 1 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,000,000	4,000,000
Postretirement Benefit Plan Assets | Level 1 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	81,000,000	80,000,000
Postretirement Benefit Plan Assets | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	158,000,000	158,000,000
Postretirement Benefit Plan Assets | Level 2 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	88,000,000	86,000,000
Postretirement Benefit Plan Assets | Level 2 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,000,000	24,000,000
Postretirement Benefit Plan Assets | Level 2 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50,000,000	48,000,000
Postretirement Benefit Plan Assets | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Level 3 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Level 3 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Level 3 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Net Asset Value as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Net Asset Value as a Practical Expedient | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Net Asset Value as a Practical Expedient | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Net Asset Value as a Practical Expedient | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Postretirement Benefit Plan Assets | Cash | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 5,000,000	$ 4,000,000
Percentage of Plan Assets	5.00%	4.00%
Postretirement Benefit Plan Assets | Cash | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3,000,000	$ 2,000,000
Percentage of Plan Assets	12.00%	7.00%
Postretirement Benefit Plan Assets | Cash | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3,000,000	$ 3,000,000
Percentage of Plan Assets	2.00%	2.00%
Postretirement Benefit Plan Assets | Cash | Level 1 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 5,000,000	$ 4,000,000
Postretirement Benefit Plan Assets | Cash | Level 1 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,000,000	2,000,000
Postretirement Benefit Plan Assets | Cash | Level 1 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,000,000	3,000,000
Postretirement Benefit Plan Assets | Cash | Level 2 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Cash | Level 2 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Cash | Level 2 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Cash | Level 3 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Cash | Level 3 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Cash | Level 3 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Cash | Net Asset Value as a Practical Expedient | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Cash | Net Asset Value as a Practical Expedient | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Cash | Net Asset Value as a Practical Expedient | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. large cap | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 46,000,000	$ 46,000,000
Percentage of Plan Assets	35.00%	36.00%
Postretirement Benefit Plan Assets | U.S. large cap | Level 1 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 46,000,000	$ 46,000,000
Postretirement Benefit Plan Assets | U.S. large cap | Level 2 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. large cap | Level 3 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. large cap | Net Asset Value as a Practical Expedient | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | International | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 31,000,000	$ 30,000,000
Percentage of Plan Assets	24.00%	23.00%
Postretirement Benefit Plan Assets | International | Level 1 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 31,000,000	$ 30,000,000
Postretirement Benefit Plan Assets | International | Level 2 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | International | Level 3 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | International | Net Asset Value as a Practical Expedient | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 7,000,000	$ 7,000,000
Percentage of Plan Assets	7.00%	7.00%
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,000,000	$ 2,000,000
Percentage of Plan Assets	8.00%	7.00%
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,000,000	$ 1,000,000
Percentage of Plan Assets	1.00%	1.00%
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Level 1 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 7,000,000	$ 7,000,000
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Level 1 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,000,000	2,000,000
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Level 1 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,000,000	1,000,000
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Level 2 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Level 2 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Level 2 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Level 3 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Level 3 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Level 3 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Net Asset Value as a Practical Expedient | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Net Asset Value as a Practical Expedient | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | U.S. Treasury securities and government bonds | Net Asset Value as a Practical Expedient | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Corporate bonds | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 85,000,000	$ 83,000,000
Percentage of Plan Assets	85.00%	86.00%
Postretirement Benefit Plan Assets | Corporate bonds | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 19,000,000	$ 23,000,000
Percentage of Plan Assets	76.00%	82.00%
Postretirement Benefit Plan Assets | Corporate bonds | Level 1 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Postretirement Benefit Plan Assets | Corporate bonds | Level 1 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Corporate bonds | Level 2 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	85,000,000	83,000,000
Postretirement Benefit Plan Assets | Corporate bonds | Level 2 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,000,000	23,000,000
Postretirement Benefit Plan Assets | Corporate bonds | Level 3 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Corporate bonds | Level 3 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Corporate bonds | Net Asset Value as a Practical Expedient | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Corporate bonds | Net Asset Value as a Practical Expedient | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Municipal bonds | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3,000,000	$ 3,000,000
Percentage of Plan Assets	3.00%	3.00%
Postretirement Benefit Plan Assets | Municipal bonds | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,000,000	$ 1,000,000
Percentage of Plan Assets	4.00%	4.00%
Postretirement Benefit Plan Assets | Municipal bonds | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 50,000,000	$ 48,000,000
Percentage of Plan Assets	38.00%	38.00%
Postretirement Benefit Plan Assets | Municipal bonds | Level 1 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Postretirement Benefit Plan Assets | Municipal bonds | Level 1 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Municipal bonds | Level 1 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Municipal bonds | Level 2 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,000,000	3,000,000
Postretirement Benefit Plan Assets | Municipal bonds | Level 2 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,000,000	1,000,000
Postretirement Benefit Plan Assets | Municipal bonds | Level 2 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50,000,000	48,000,000
Postretirement Benefit Plan Assets | Municipal bonds | Level 3 | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Municipal bonds | Level 3 | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Municipal bonds | Level 3 | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Municipal bonds | Net Asset Value as a Practical Expedient | Bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Municipal bonds | Net Asset Value as a Practical Expedient | Active VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Postretirement Benefit Plan Assets | Municipal bonds | Net Asset Value as a Practical Expedient | Non-bargained VEBA:
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0